ACQUISITION OF THE EDIBLES AND INFUSION CORPORATION - Summary of assets acquired and liabilities assumed (Parenthetical) (Details) - shares			12 Months Ended
	Sep. 08, 2021	Apr. 06, 2021	Aug. 31, 2021
Disclosure Of Detailed Information About Business Combination [Abstract]
Shares issued related to business combination, net of issue costs (in shares)	1,039,192	5,045,873	5,045,873